FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt composition
Percentage point increase in interest point	1.00%
Maximum
Debt composition
Increase in interest payable	$ 10,000.00
Fixed-rate instruments
Debt composition
Current financial liabilities	(140,060,223)	$ (108,610,785)
Non-current financial liabilities	(125,419,041)	(139,462,249)
Variable-rate instruments
Debt composition
Current financial liabilities	$ (1,501,007)	$ (443,973)